NVIT Fidelity Institutional AM Emerging Markets Fund Investment Strategy - NVIT Fidelity Institutional AM Emerging Markets Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of issuers in emerging markets and other investments that are tied economically to emerging markets. For these purposes, derivative instruments that provide investment exposure to emerging market equity securities or exposure to one or more market risk factors associated with such investments are included in the foregoing 80% investment policy. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the subadviser identifies as having similar emerging market characteristics. Emerging markets tend to have relatively low gross national product per capita compared to the world’s major economies and may have the potential for rapid economic growth. The Fund typically maintains investments in at least six countries at all times. The Fund may invest in companies of any size, including smaller companies. Many securities in which the Fund invests are denominated in currencies other than the U.S. dollar. In buying and selling securities for the Fund, the subadviser relies on fundamental analysis, which involves a bottom-up assessment of a company’s potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions. Although the Fund maintains a diversified portfolio, it nonetheless may invest in a limited number of issuers.